UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2017 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 67.7%
Consumer Discretionary - 10.3%
Cato, Class A	12,500	$165,375
Discovery Communications, Series C *	19,000	384,940
Gildan Activewear	19,000	594,320
LKQ *	11,000	395,890
Walt Disney	7,000	689,990
Winnebago Industries	13,000	581,750
		2,812,265
Consumer Staples - 7.2%
Anheuser-Busch InBev - ADR	6,000	715,800
Crimson Wine Group *	19,250	206,938
Hershey	6,000	655,020
Wal-Mart Stores	5,000	390,700
		1,968,458
Energy - 1.9%
Chevron	4,418	519,115

Financials - 7.1%
Arthur J. Gallagher	7,000	430,850
Berkshire Hathaway, Class A *	2	549,480
Berkshire Hathaway, Class B *	2,900	531,628
Opus Bank *	17,000	408,000
		1,919,958
Health Care - 10.3%
Gilead Sciences	7,000	567,140
Johnson & Johnson	6,000	780,060
Pfizer	20,000	714,000
Thermo Fisher Scientific	4,000	756,800
		2,818,000
Industrials - 10.4%
Aerojet Rocketdyne Holdings *	17,500	612,675
Boeing	3,900	991,419
Costamare	15,000	92,700
Kansas City Southern	4,600	499,928
Lincoln Electric Holdings	7,000	641,760
		2,838,482
Information Technology - 2.7%
Microsoft	10,000	744,900

Materials - 5.7%
Compass Minerals International	6,000	389,400
Constellium, Class A *	20,000	205,000
Orion Engineered Carbons	24,000	538,800
Vulcan Materials	3,500	418,600
		1,551,800
Real Estate - 10.4%
Brookfield Asset Management, Class A	18,000	743,400
Texas Pacific Land Trust	3,600	1,454,760
The St. Joe Company *	10,000	188,500
Weyerhaeuser - REIT	12,800	435,584
		2,822,244
Telecommunication Services - 1.7%
Verizon Communications	9,200	455,308
Total Common Stocks
(Cost $10,592,363)		18,450,530

CORPORATE BONDS - 23.2%	Par

Consumer Discretionary - 6.5%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$262,281
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	500,116
McDonald's
1.875%, 05/29/2019	250,000	250,499
Newell Rubbermaid
3.900%, 11/01/2025	250,000	259,398
Viacom
3.875%, 12/15/2021	250,000	257,177
Walt Disney
5.875%, 12/15/2017	250,000	252,241
		1,781,712

Consumer Staples - 3.0%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	266,967
Bunge Limited Finance
3.500%, 11/24/2020	250,000	257,513
Campbell Soup
2.500%, 08/02/2022	300,000	300,748
		825,228
Energy - 0.9%
Murphy Oil
4.700%, 12/01/2022	250,000	250,625

Financials - 2.4%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	244,729
Opus Bank
5.500%, 07/01/2026	400,000	405,160
		649,889
Health Care - 2.3%
Pfizer
4.650%, 03/01/2018	250,000	253,285
Stryker
4.375%, 01/15/2020	200,000	210,818
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	148,094
		612,197
Industrials - 3.9%
General Electric
5.000%, 12/29/2049	500,000	529,475
Hexcel
4.700%, 08/15/2025	250,000	269,744
Keysight Technologies
4.550%, 10/30/2024	250,000	264,071
		1,063,290
Information Technology - 3.3%
Corning
7.530%, 03/01/2023	110,000	123,035
Intel
2.700%, 12/15/2022	250,000	255,099
KLA-Tencor
4.650%, 11/01/2024	250,000	271,226
Motorola Solutions
3.750%, 05/15/2022	250,000	258,292
		907,652
Telecommunication Services - 0.9%
Qwest
7.125%, 11/15/2043	250,000	248,315
Total Corporate Bonds
(Cost $6,200,296)		6,338,908

MUNICIPAL BONDS - 3.1%	Par
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	$200,000	$200,222
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 - BHAC Insured	190,000	193,053
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	100,000	100,138
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	355,719

Total Municipal Bonds		849,132
(Cost $841,792)

SHORT-TERM INVESTMENT - 5.8%	Shares
First American Government Obligations, Class Z, 0.89% (b)
(Cost $1,579,814)	1,579,814	1,579,814

Total Investments - 99.8%
(Cost $19,214,265)		27,218,384
Other Assets and Liabilities, Net - 0.2%		54,585
Total Net Assets - 100.0%		$27,272,969

* Non income-producing security.
(a) Step-up bond; the interest rate shown is the rate in effect as of September 30, 2017.
(b) The rate shown is the annualized seven-day effective yield as of September 30, 2017.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,450,530	$-	$-	$18,450,530
Corporate Bonds	-	6,338,908	-	6,338,908
Municipal Bonds	-	849,132	-	849,132
Short-Term Investment	1,579,814	-	-	1,579,814
Total Investments	$20,030,344	$7,188,040	$-	$27,218,384

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

LK Balanced Fund
Cost of investments	$19,214,265
Gross unrealized appreciation	8,681,148
Gross unrealized depreciation	(677,029)
Net unrealized appreciation	$8,004,119

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
  James R. Arnold, President

Date  November 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ James R. Arnold
    James R. Arnold, President

Date  November 10, 2017

By (Signature and Title)  /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  November 10, 2017